INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 21, 2017	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal corporate income tax rate	35.00%	21.00%
Net operating loss carry forwards		$ 10,462,828